Financial risk management (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Risk Management Explanatory [Line Items]
Maximum exposure to credit risk	CAD 80,486	CAD 29,148
Trade receivables [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Maximum exposure to credit risk	28,678	26,305
Deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Maximum exposure to credit risk	938	665
Derivatives asset [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Maximum exposure to credit risk	CAD 50,870	CAD 2,178